REGULATORY FRAMEWORK - Spectrum (Details) $ in Millions	Feb. 24, 2025 item	Oct. 24, 2023 item	Feb. 27, 2018	Nov. 30, 2023 USD ($)
Regulatory framework
Usage period of the auctioned frequency bands			15 years
Minimum | ICT Services in Argentina - TMA Network
Regulatory framework
Frequency band awarded	3,550
Maximum | ICT Services in Argentina - TMA Network
Regulatory framework
Frequency band awarded	3,600
5G licenses | 285/2023
Regulatory framework
Spectrum price | $				$ 350
5G licenses | 285/2023 | Minimum
Regulatory framework
Frequency band awarded		3,400
5G licenses | 285/2023 | Maximum
Regulatory framework
Frequency band awarded		3,500